CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net (loss)	$ (510,422)	$ (237,367)	$ (450,793)	$ (1,174,015)
Forgiveness of EIDL Advance			$ (4,101)	$ 0
Common stock issued for services			3,750	24,756
Adjustments to reconcile net loss to net cash used in operating activities:
Common stock issued for Settlement of Board Member Compensation			$ 0	$ 80,000
Loss (gain) on brokerage account			(65,168)	(34,022)
Cash transfer			117,953	23,435
Depreciation	4,043	3,656	5,485	25,331
Loss on AP settlement			0	543,987
Loss (gain) on brokerage account	252,568	(25,548)
Loss on investment	4,616	752	2,008	17,000
Amortization of beneficial conversion feature	0	10,924	14,805	8,370
Gain on forgiveness of debt	0	(4,101)
Changes in operating assets and liabilities
Brokerage account or margin loan	0	34,551
Deferred revenue - related party	0	(8,500)	(11,333)	(5,667)
Accounts payable and accrued expenses			19,543	54,283
Accounts payable and accrued expenses - related party	198,900	192,344	386,544	363,585
Accounts payable and accrued expenses	(484)	17,732
Net cash(used in) operating activities	(50,779)	(15,557)	18,693	(72,957)
Cash flows from investing activities
Cash paid for purchase of fixed assets			0	(4,597)
Cash paid to brokerage account			(200,000)	(170,000)
Cash (transfer to) withdrawn from brokerage account	37,000	0
Net cash provided by investing activities	37,000	0	(200,000)	(174,597)
Cash flows from financing activities
Payments on convertible notes payable, related party	4,812	6,794	(21,292)	(14,122)
Borrowings from convertible notes payable, related party	0	9,333	19,407	33,675
Borrowings from notes payable, related party	14,500	18,616	9,333	0
Proceeds from Sale of Stock	14,000	0	200,000	246,500
Principal payments on debt	7,611	9,558	(24,893)	(23,959)
Proceeds from EIDL loan			0	4,000
Warrant Subscriptions	0	25	25	510
Shares subscribed for cash	0	3,750	0	3,000
Net cash provided by financing activities	16,077	15,372	182,580	249,604
Net increase (decrease) in cash	2,298	(185)	1,273	2,050
Cash, beginning of period	4,320	3,047	3,047	997
Cash, end of period	6,618	2,862	4,320	3,047
SUPPLEMENTAL DISCLOSURE:
Interest paid	0	6,707	0	0
Income taxes paid	0	0	0	0
NONCASH INVESTING AND FINANCING ACTIVITIES:
RP-AP Converted into common stock	0	17,256	17,256	64,024
Shares issued for stock payable	0	6,750	3,000	43,764
Repayments on Margin loan Brokerage account	$ 263,151	$ 0
Forgiveness of AP by CEO			0	7,200
Purchase of fixed assets through finance lease			0	7,357
Debt converted to common stock			0	18,492
Convertible debt for payment of AP			0	17,633
AP Converted into common stock - Third Party			0	37,000
Stock for related party deferred revenue			0	17,000
Stock issued for prepayment of interest on debt - related party			$ 0	$ 23,175